Label	Element	Value
ClearBridge Dividend Strategy ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FRANKLIN CLEARBRIDGE ENHANCED INCOME ETF Prior to February 28, 2025, Franklin ClearBridge Enhanced Income ETF was named ClearBridge Dividend Strategy ESG ETF.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Franklin ClearBridge Enhanced Income ETF (the “fund”) seeks to provide income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may also be subject to additional fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Franklin Templeton Fund Adviser, LLC (“FTFA” or the “manager”) (the “Management Agreement”) provides that the manager will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to the manager under the Management Agreement. The manager will also pay all subadvisory fees of the fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the fund’s contractual management fee rate effective March 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:
•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund will pursue an enhanced equity income strategy by (1) investing primarily in dividend-paying equity securities and (2) “enhancing” income through the employment of an options overlay by writing (selling) U.S. exchange-traded call options based upon U.S. large capitalization equity indices (such as the S&P 500® Index). ClearBridge Investments, LLC (“ClearBridge”) provides the day-to-day portfolio management of the equity portion of the fund’s portfolio and Franklin Managed Options Strategies, LLC (“Franklin MOST”) provides the day-to-day portfolio management of the options overlay portion of the fund’s portfolio. In the equity portion of the fund’s portfolio, the fund invests primarily in common stocks. Equity securities in which the fund may invest also include securities of real estate investment trusts (“REITs”). The fund may invest in equity securities of foreign issuers, either directly or through depositary receipts. The fund may invest in companies of any size but focuses on large cap companies. In the options overlay portion of the fund’s portfolio, Franklin MOST expects that, under normal circumstances, it will seek to sell call options with a reference index value (i.e., the cumulative investment exposure of the options) less than, or equal to, 100% of the value of the fund’s equity holdings. As the seller of the call options, the fund will receive cash (the “premium”) from the purchaser. At each index option expiration, if the value of the reference index exceeds the fixed price of the option (the “exercise price”), the fund is required to pay the purchaser a cash amount equal to that difference. The premium, the exercise price and the market price of the reference index determine the gain or loss realized by the fund as the seller of the call option. The call options the fund will sell will be uncovered, meaning the fund does not directly own the securities underlying the reference index upon which the call options are based. The call options sold by the fund may include FLexible EXchange Options (“FLEX Options”) as well as more traditional exchange-traded options. FLEX Options are customized options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. It is generally expected that the call options the fund will sell to generate premiums will, under normal market conditions, have expirations of approximately five weeks or less.
In managing the equity portion of the fund’s portfolio, ClearBridge utilizes a fundamental, bottom-up research approach that emphasizes company analysis, management and stock selection. ClearBridge’s proprietary research and analysis generally incorporates information and data obtained from a variety of third-party research providers as supplementary to ClearBridge’s own proprietary research and analysis. ClearBridge has the right to change the third-party service providers that support this process at any time. ClearBridge uses fundamental analysis to identify companies with strong balance sheets, dominant market positions and reasonable valuations. The portfolio managers focus on companies that they believe to be of high quality and that:
•	Pay an attractive dividend; and/or
•	Have the potential to significantly grow their dividends
In managing the options overlay portion of the fund’s portfolio, Franklin MOST seeks to generate additional cash flow through any profits realized from selling the call options. The options overlay strategy will consist of selling-to-open call options (i.e., writing a call option to open an option position) and buying-to-close such call options (i.e., closing out the open option position prior to the expiration of the written option) based upon U.S. large capitalization equity indices (such as the S&P 500® Index). Equity securities in the equity portion of the fund’s portfolio may be required to be sold to raise cash in order to satisfy option obligations. Franklin MOST monitors the value of short call options and seeks to buy-to-close short call options when Franklin MOST determines that the risk reward characteristics are no longer favorable (e.g., to seek to minimize potential losses if Franklin MOST determines, based on a risk-based analysis, that the value of the reference index is likely to exceed the exercise price at the time of the option expiry).
During periods in which the U.S. equity markets are flat, declining or modestly rising it is expected that the portfolio may outperform a similar portfolio that did not engage in a call selling strategy because of the premiums received from writing call options. However, in rising markets (where the aggregate appreciation of the reference index over the option exercise price exceeds the income from premiums) it is expected the portfolio could significantly underperform a similar portfolio that did not engage in a call selling strategy.
As of the date of this Prospectus, the top sectors represented by the fund’s underlying investments were financial services and information technology. These sectors may change over time.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and additional indices with characteristics relevant to the fund. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund), or by calling the fund at 1-877-721-1926.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
On February 28, 2025, the fund changed its principal investment strategies to reflect the fund’s enhanced equity income strategy and the performance for periods prior to that date is attributable to the fund’s performance before the strategy change.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and additional indices with characteristics relevant to the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and additional indices with characteristics relevant to the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com/prospectus (select fund)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (06/30/2020): 15.30 Worst Quarter (03/31/2020): (20.21)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)(for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

ClearBridge Dividend Strategy ESG ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
ClearBridge Dividend Strategy ESG ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
ClearBridge Dividend Strategy ESG ETF | Asset class risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
ClearBridge Dividend Strategy ESG ETF | Authorized Participant concentration risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant concentration risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the fund and who have entered into agreements with the fund’s distributor. A limited number of institutions act as Authorized Participants in respect of the fund. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the fund and no other Authorized Participant steps forward to create or redeem, in either of these cases, fund shares may trade at a premium or discount to net asset value and possibly face trading halts and/or delisting.

ClearBridge Dividend Strategy ESG ETF | Cybersecurity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity risk. Like other funds and business enterprises, the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadvisers, Authorized Participants, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack.

ClearBridge Dividend Strategy ESG ETF | Depositary receipts risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary receipts risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in the issuer’s home country. The fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer’s home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

ClearBridge Dividend Strategy ESG ETF | Derivatives risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains, such as when market prices, interest rates, currencies or the derivatives themselves, behave in a way not anticipated by the fund’s subadviser. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying asset, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and non-U.S. governments have adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
To the extent that the fund writes or sells an option, in particular a naked option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the fund could experience a substantial loss.

ClearBridge Dividend Strategy ESG ETF | Dividend paying stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks can fall out of favor with the market (such as in periods of rising interest rates, high inflation and/or strong economic growth) and may not participate in a broad market advance to the same degree as other stocks. A sharp rise in interest rates or economic downturn or other market or company-specific developments could cause a company to reduce or eliminate its dividend.

ClearBridge Dividend Strategy ESG ETF | Financial services sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financial services sector risk. The fund is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services sector, including the commercial banking and insurance industries, than a fund that does not focus its investments in the financial services sector. Economic downturns, credit losses, data breaches and severe price competition, among other things, can negatively affect this sector. The profitability of financial services companies is dependent on the availability and cost of capital and can be significantly affected by changes in interest rates and monetary policy. Financial services companies are also subject to extensive government regulation, and policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. Financial services companies will be particularly affected by these changes in regulation, and the impact of these changes on any individual company or on the sector as a whole may not be fully known for some time. Interconnectedness or interdependence among financial services companies increases the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the fund.

ClearBridge Dividend Strategy ESG ETF | Foreign investments risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly U.S. exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, political, economic, financial or social instability, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical or other events such as nationalization or expropriation could even cause the loss of the fund’s entire investment in one or more countries. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in certain foreign markets, particularly emerging market countries, and shareholders may have limited legal remedies.
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic and political conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.

ClearBridge Dividend Strategy ESG ETF | Illiquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Illiquidity risk. Some assets held by the fund may be or become impossible or difficult to sell and some assets that the fund wants to invest in may be impossible or difficult to purchase, particularly during times of market turmoil or due to adverse changes in the conditions of a particular issuer. These illiquid assets may also be difficult to value. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

ClearBridge Dividend Strategy ESG ETF | Information technology sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Information technology sector risk. Companies in the rapidly changing field of information technology face special risks. Additionally, companies in this field are dependent upon consumer and business acceptance as new technologies evolve. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of, or inability to enforce, those rights.

ClearBridge Dividend Strategy ESG ETF | Issuer risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer risk. The market price of a security held by the fund can go up or down more than the market as a whole and can perform differently from the value of the market as a whole due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, or major litigation or changes in government regulations affecting the issuer or the competitive environment. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund may experience a substantial or complete loss on an individual security.

ClearBridge Dividend Strategy ESG ETF | Large capitalization company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

ClearBridge Dividend Strategy ESG ETF | Market events risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.

ClearBridge Dividend Strategy ESG ETF | Market trading risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to net asset value.

ClearBridge Dividend Strategy ESG ETF | Absence of active market [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Absence of active market. Although shares of the fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in fund shares. The absence of an active market for the fund’s shares may contribute to the fund’s shares trading at a premium or discount to net asset value.

ClearBridge Dividend Strategy ESG ETF | Shares of the fund may trade at prices other than net asset value [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Shares of the fund may trade at prices other than net asset value. Shares of the fund trade on stock exchanges at prices at, above or below the fund’s most recent net asset value. The net asset value of the fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings. The trading price of the fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for fund shares and the underlying value of the fund’s portfolio holdings or net asset value. As a result, the trading prices of the fund’s shares may deviate significantly from net asset value during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NET ASSET VALUE.

ClearBridge Dividend Strategy ESG ETF | Option writing risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Option writing risk. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash (the premium) at the time of selling the call option. In a sharp rising market, the fund could significantly underperform the market. Furthermore, premium received from the fund’s call option writing strategies may not fully protect it against market declines because the fund will continue to bear the risk of a decline in the value of its portfolio securities. In a sharply-falling equity market, the fund will likely also experience sharp declines in its NAV. In addition, the performance of the equity portion of the fund’s portfolio may not move in the same direction or have a similar magnitude of movement as the reference index of the options being sold, and the equity portion may depreciate while the reference index simultaneously appreciates, resulting in losses in both the equity portion and the options overlay portion of the fund’s portfolio. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the fund may be unable to trade options at times that may be desirable or advantageous to the fund to do so.

ClearBridge Dividend Strategy ESG ETF | Portfolio management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

ClearBridge Dividend Strategy ESG ETF | REITs risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
REITs risk. The value of real estate investment trusts (“REITs”) may be affected by factors including the condition of the economy as a whole, changes in the value of the underlying real estate, the creditworthiness of the issuers of the investments, property taxes, interest rates, liquidity of the credit markets, poor performance by the REIT’s manager, and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.

ClearBridge Dividend Strategy ESG ETF | Small and mid capitalization company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small and mid-capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and mid-capitalization companies. Small and mid-capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and mid-capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

ClearBridge Dividend Strategy ESG ETF | Small fund risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small fund risk. When the fund’s size is small, the fund may experience low trading volume and wide bid/ask spreads. In addition, the fund may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange.

ClearBridge Dividend Strategy ESG ETF | Stock market and equity securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Stock market and equity securities risk. The stock markets are volatile and the market prices of equity securities held by the fund may go up or down, sometimes rapidly or unpredictably. Equity securities may include exchange-traded and over-the-counter common stocks, preferred stock, depositary receipts, trust certificates, limited partnership interests, warrants, rights, securities convertible into equity securities, and shares of other investment companies, including exchange-traded funds, and of real estate investment trusts. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The market price of a security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment.

ClearBridge Dividend Strategy ESG ETF | Trading issues risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Trading issues risk. Trading in fund shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

ClearBridge Dividend Strategy ESG ETF | Valuation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation risk. The sales price the fund could receive upon the sale of any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Authorized Participants who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment.

ClearBridge Dividend Strategy ESG ETF | ClearBridge Dividend Strategy ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%	[1]
1 year	rr_ExpenseExampleYear01	$ 48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	593
1 year	rr_ExpenseExampleNoRedemptionYear01	48
3 years	rr_ExpenseExampleNoRedemptionYear03	151
5 years	rr_ExpenseExampleNoRedemptionYear05	263
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 593
2018	rr_AnnualReturn2018	(3.94%)
2019	rr_AnnualReturn2019	29.41%
2020	rr_AnnualReturn2020	10.98%
2021	rr_AnnualReturn2021	22.33%
2022	rr_AnnualReturn2022	(8.63%)
2023	rr_AnnualReturn2023	15.58%
2024	rr_AnnualReturn2024	16.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.21%)
1 year	rr_AverageAnnualReturnYear01	16.59%
5 years	rr_AverageAnnualReturnYear05	10.82%
Since inception	rr_AverageAnnualReturnSinceInception	11.65%
Inception date	rr_AverageAnnualReturnInceptionDate	May 22, 2017
ClearBridge Dividend Strategy ESG ETF | Return after taxes on distributions | ClearBridge Dividend Strategy ESG ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.10%
5 years	rr_AverageAnnualReturnYear05	10.39%
Since inception	rr_AverageAnnualReturnSinceInception	11.17%
Inception date	rr_AverageAnnualReturnInceptionDate	May 22, 2017
ClearBridge Dividend Strategy ESG ETF | Return after taxes on distributions and sale of fund shares | ClearBridge Dividend Strategy ESG ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.14%
5 years	rr_AverageAnnualReturnYear05	8.52%
Since inception	rr_AverageAnnualReturnSinceInception	9.39%
Inception date	rr_AverageAnnualReturnInceptionDate	May 22, 2017
ClearBridge Dividend Strategy ESG ETF | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	23.81%
5 years	rr_AverageAnnualReturnYear05	13.86%
Since inception	rr_AverageAnnualReturnSinceInception	13.84%
ClearBridge Dividend Strategy ESG ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.02%
5 years	rr_AverageAnnualReturnYear05	14.53%
Since inception	rr_AverageAnnualReturnSinceInception	14.47%
ClearBridge Dividend Strategy ESG ETF | Cboe S&P 500 BuyWrite Index℠ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	20.12%
5 years	rr_AverageAnnualReturnYear05	6.88%
Since inception	rr_AverageAnnualReturnSinceInception	6.65%

[1]	Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the fund’s contractual management fee rate effective March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the fund’s Total annual fund operating expenses differ from the ratio of expenses to average net assets reported in the fund’s financial highlights table.